Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Schedule of Breakdown of Deferred Income Tax and Social Contribution

Description	December 31, 2020	Profit or loss	December 31, 2021

Temporary differences
Fair value of TAP Bond	(26,132)	(5,417)	(31,549)
Financial instruments	(121,960)	26,752	(95,208)
Deferred revenue TudoAzul Program	(117,540)	(21,084)	(138,624)
Depreciation of aircraft and engines	(53,182)	53,182	—
Temporary differences assets(*)	318,814	(52,917)	265,897
Others	—	(516)	(516)
	—	—	—

(*)	Deferred tax set up in the limit of the deferred obligations recognized.

Schedule of Income Tax and Social Contribution

	December 31,
Description	2021	2020	2019

Loss before income tax and social contribution	(4,213,208)	(11,077,214)	(2,536,265)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	1,432,491	3,766,253	862,330

Adjustments to determine the effective rate
(Unrecorded) benefit on tax losses and temporary differences	(1,311,394)	(3,257,190)	(880,375)
Permanent differences	(116,876)	(244,011)	76,958
Taxation on universal bases	(4,221)	—	(10,341)
Offset against PERT	—	—	84,711
Others	—	(22,547)	(104)
	—	242,505	133,179

Current income tax and social contribution	—	(11)	(2,228)
Deferred income tax and social contribution	—	242,516	135,407
Income tax and social contribution credit (expense)	—	242,505	133,179

Effective rate	0%	2%	5%

Schedule of Income Tax Losses Offsetting Against Future Taxable Profits

	December 31,
Description	2021	2020

Advances – local currency	109,677	39,698
Advances – foreign currency	93,702	43,416
	203,379	83,114

	December 31,
Description	2021	2020	2019

Tax loss and negative social contribution base, net	8,843,805	5,751,867	1,971,779
Tax loss (25%)	2,210,951	1,437,967	492,945
Negative social contribution base (9%)	795,942	517,668	177,460